PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Electronic equipment	5,421,548	5,484,660	772,498
Office equipment and fixtures	15,376	11,207	1,578
Data center machinery and equipment	319,652	315,086	44,379
Building	161,428	128,793	18,140
Construction in progress	3,459	335,162	47,206
	5,921,463	6,274,908	883,801
Less: accumulated depreciation	(3,788,469)	(4,088,763)	(575,889)
Property and equipment, net	2,132,994	2,186,145	307,912